New Accounting Standards (Q3) (Tables)	9 Months Ended	12 Months Ended
	Sep. 30, 2017	Dec. 31, 2016
New Accounting Standards [Abstract]
Condensed consolidated statement of financial position to reflect cumulative effect of adjustments
The adjustments below reflect the recording of a $0.54 million increase in the fair value of our capitalized mortgage loan servicing rights with a $0.19 million reduction in deferred tax assets, net for a net impact on accumulated deficit and total equity of $0.35 million.
	January 1, 2017 Originally Presented	Cumulative Retrospective Adjustments		January 1, 2017 Adjusted
	(In thousands)
Deferred tax assets, net	$32,818	$(190	)(1)	$32,628
Capitalized mortgage loan servicing rights	$13,671	$542	(1)	$14,213
Total assets	$2,548,950	$352		$2,549,302
Accumulated deficit	$(65,657)	$352	(1)
		$(300	)(2)	$(65,605)
Accumulated other comprehensive loss	$(9,108)	$300	(2)	$(8,808)
Total Shareholders’ Equity	$248,980	$352		$249,332
Total Liabilities and Shareholders’ Equity	$2,548,950	$352		$2,549,302
(1)	Represents adjustment to capitalized mortgage loan servicing rights, deferred tax assets, net, and accumulated deficit to reflect the adoption of the fair value method of accounting for our capitalized mortgage loan servicing rights.
(2)	Represents adjustment to accumulated deficit and accumulated other comprehensive loss to reflect the adoption of ASU 2017-08.

The impact of this adoption was to adjust our January 1, 2016 Consolidated Statement of Financial Position to reflect cumulative effect adjustments as follows:
	January 1, 2016 Originally Presented	Cumulative Retrospective Adjustments	January 1, 2016 Adjusted
	(Dollars in thousands)
Deferred tax assets	$39,635	$1,247	$40,882
Total assets	$2,409,066	$1,247	$2,410,313
Common stock	$339,462	$62	$339,524
Accumulated deficit	$(82,334)	$1,185	$(81,149)
Total Shareholders’ Equity	$251,092	$1,247	$252,339
Total Liabilities and Shareholders’ Equity	$2,409,066	$1,247	$2,410,313